FAIR VALUE OF ASSETS AND LIABILITIES - Significant unobservable inputs and and the sensitivity of these fair values (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 COP ($)	Dec. 31, 2022 COP ($) item
Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 2,757,308	$ 81,389
Debt instruments | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	78,729
Debt instruments | TIPS
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	74,087	76,014
Debt instruments | TIPS | Discounted cash flow | Yield
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	70,982	71,208
Sensitivity 100 basis point decrease	$ 75,852	$ 75,021
Debt instruments | TIPS | Discounted cash flow | Yield | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0206	0.0206
Debt instruments | TIPS | Discounted cash flow | Yield | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.1073	0.0989
Debt instruments | TIPS | Discounted cash flow | Yield | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0548	0.0493
Debt instruments | TIPS | Discounted cash flow | Prepayment speed
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	$ 78,953
Debt instruments | Time deposits
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	4,642	$ 5,375
Debt instruments | Time deposits | Discounted cash flow | Prepayment speed
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	73,271	77,349
Debt instruments | Time deposits | Discounted cash flow | Yield / interest rate
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	4,277
Sensitivity 100 basis point decrease	$ 4,701
Debt instruments | Time deposits | Discounted cash flow | Yield / interest rate | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0215
Debt instruments | Time deposits | Discounted cash flow | Yield / interest rate | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0570
Debt instruments | Time deposits | Discounted cash flow | Yield / interest rate | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0378
Debt instruments | Time deposits | Discounted cash flow | Interest rate
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase		5,033
Sensitivity 100 basis point decrease		$ 5,438
Debt instruments | Time deposits | Discounted cash flow | Interest rate | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets | item		0.0410
Debt instruments | Time deposits | Discounted cash flow | Interest rate | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets | item		0.0520
Debt instruments | Time deposits | Discounted cash flow | Interest rate | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets		0.0500
Debt instruments | Bonds by government entities
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 2,664,295
Debt instruments | Bonds by government entities | Discounted cash flow | Yield
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	2,658,010
Sensitivity 100 basis point decrease	$ 2,679,372
Debt instruments | Bonds by government entities | Discounted cash flow | Yield | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0000
Debt instruments | Bonds by government entities | Discounted cash flow | Yield | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0118
Debt instruments | Bonds by government entities | Discounted cash flow | Yield | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0117
Debt instruments | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 14,284
Debt instruments | Corporate bonds | Discounted cash flow | Yield
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	13,700
Sensitivity 100 basis point decrease	$ 14,912
Debt instruments | Corporate bonds | Discounted cash flow | Yield | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0349
Debt instruments | Corporate bonds | Discounted cash flow | Yield | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0349
Debt instruments | Corporate bonds | Discounted cash flow | Yield | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0349
Equity securities
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 384,682	$ 462,253
Other financial instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	38,319	42,171
Derivative financial instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	1,219,429	792,922
Forwards
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	1,006,834	403,996
Forwards | Discounted cash flow | Credit spread / yield
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	1,004,399	405,806
Sensitivity 100 basis point decrease	$ 1,009,283	$ 410,413
Forwards | Discounted cash flow | Credit spread / yield | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0000	0.0000
Forwards | Discounted cash flow | Credit spread / yield | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.5058	0.5947
Forwards | Discounted cash flow | Credit spread / yield | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0722	0.1105
Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 138,992	$ 271,859
Swaps | Discounted cash flow | Credit spread / yield
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase		265,949
Sensitivity 100 basis point decrease		$ 278,192
Swaps | Discounted cash flow | Credit spread / yield | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets		0.0000
Swaps | Discounted cash flow | Credit spread / yield | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets		0.3933
Swaps | Discounted cash flow | Credit spread / yield | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets		0.0785
Swaps | Discounted cash flow | Credit spread
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	139,451
Sensitivity 100 basis point decrease	$ 138,577
Swaps | Discounted cash flow | Credit spread | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0000
Swaps | Discounted cash flow | Credit spread | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.6339
Swaps | Discounted cash flow | Credit spread | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0586
Options
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 73,603	$ 117,067
Options | Discounted cash flow | Credit spread
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	73,048	116,182
Sensitivity 100 basis point decrease	$ 73,870	$ 117,636
Options | Discounted cash flow | Credit spread | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0013	0.0010
Options | Discounted cash flow | Credit spread | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.3377	0.3640
Options | Discounted cash flow | Credit spread | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0057	0.0064
Investment in associates
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 1,670,782	$ 1,532,156
Investment in associates | P.A. Viva Malls
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	1,661,679	1,530,459
Investment in associates | P.A Distrito Vera
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 9,103	$ 1,697